Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
7.	INTANGIBLE ASSETS, NET
Intangible assets, net consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Trade name	695,789	652,134
Active user	372,007	348,666
Technology	28,349	26,570
License	52,433	50,133
Game copyright	2,170	2,170
Less: accumulated amortization and impairment	(257,034)	(414,292)
Exchange difference	(3,411)	21,830

Net book value	890,303	687,211

Amortization expenses and impairment losses charged to the consolidated statements of operations for the years ended December 31, 2018, 2019 and 2020 were RMB93,030, RMB157,954 and RMB157,258, respectively.
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

For the year ended December 31,	Amounts
2021	143,650
2022	139,960
2023	99,282
2024	70,227
2025	70,227
Thereafter	163,865

Total	687,211